Preferred shares and share capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Preferred shares and share capital	Preferred shares and share capital:
(a)Common shares:
The Company has 400,000,000 Class A common shares authorized at December 31, 2023 and December 31, 2022, with a par value of $0.01 per share.
On February 28, 2020, the Company issued 29,891,266 common shares and reserved 6,664,270 common shares for holdback as part of the consideration paid for the acquisition of the shares of APR Energy. Concurrent with the acquisition, the Company issued 775,139 common shares to Fairfax to settle APR Energy’s indebtedness to Fairfax at closing.
During the year ended December 31, 2020, the Sellers returned 1,849,641 previously issued common shares to the Company and 557,139 Holdback Shares were cancelled. Of the common shares returned, 1,122,290 shares were permanently forfeited as part of post-closing purchase price adjustments.
During the year ended December 31, 2022, 92,444 (December 31, 2021 – 350,138) shares were released from holdback and issued to the Sellers. Upon expiration of an indemnification, the remaining Holdback Shares of 2,749,898 were released and issued to the minority sellers in June 2022.
In March 2023, the remaining 727,351 Holdback Shares were released and issued to the APR sellers (note 5(a)). Following such release, there were no Holdback Shares outstanding.
As of December 31, 2023, all of the common shares of the Company are held by Poseidon as a result of the Merger that took place on March 28, 2023.
18.    Preferred shares and share capital (continued):
(b)Preferred shares:
As at December 31, 2023, the Company had the following preferred shares outstanding:

	Shares				Liquidation preference
			Dividend rate per annum	Redemption by Company permitted on or after(1)	December 31, 2023	December 31, 2022
Series	Authorized	Issued
D	20,000,000	5,093,728	7.95%	January 30, 2018	$127.3	$127.3
H	15,000,000	9,025,105	7.875%	August 11, 2021	225.6	225.6
I(3)	—	—	8.00%	October 30, 2023	—	150.0
J(2)	12,000,000	12,000,000	7.00%	June 11, 2021	300.0	300.0
(1)Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.
(2)Dividends will be payable on the Series J Cumulative Redeemable Preferred Shares at a rate of 7.0% for the first five years after the issue date, with 1.5% increases annually thereafter to a maximum of 11.5%.
(3)On October 30, 2023, the Company redeemed all of its outstanding 8.0% Series I Cumulative Redeemable Preferred Shares for $150,000,000 cash.
The preferred shares are subject to certain financial covenants. The Company is in compliance with these covenants on December 31, 2023.
(c)Restricted shares:
During the year ended December 31, 2023, the Company granted nil restricted shares, to its board of directors, chairman of the board, and the Company's chief executive officer, of which nil restricted shares were forfeited. During the year ended December 31, 2022, the Company granted 5,556,610 restricted shares, to its board of directors, of which nil restricted shares were forfeited.
(d)Restricted stock units:
During the year ended December 31, 2023, the Company granted nil restricted stock units, to certain members of senior management. During the year ended December 31, 2023, 151,640 restricted stock units were forfeited (2022 – 73,336). The restricted stock units generally vest over two years, in equal tranches.
(e)Cumulative redeemable preferred shares:
Pursuant to the Fairfax Exchange as described in note 5(a), the Company exchanged $200,000,000 aggregate principal amount of the 2026 Fairfax Notes and all $100,000,000 aggregate principal amount of the 2027 Fairfax Notes for (i) 12,000,000 Series J 7.00% Cumulative Redeemable Perpetual Preferred Shares, representing total liquidation value of $300,000,000, and (ii) 1,000,000 five year warrants to purchase an equal number of shares of Atlas common stock at an exercise price of $13.71 per share. The exchanged 2026 Fairfax Notes and 2027 Fairfax Notes were subsequently cancelled.
Dividends are payable on the Series J Preferred Shares at a rate of 7.0% for the first five years after the issue, with 1.5% increases annually thereafter to a maximum of 11.5%. These warrants may be exercised within a 5-year period. The Company can also elect to require early exercise of the warrants, at any time after June 11, 2025, if the “Fair Market Value” (being defined as the volume-weighted average of the sale prices of common shares over the 20 trading days immediately prior to the day as of which Fair Market Value is being determined) of a common share equals or exceeds two times the exercise price on the third trading day prior to the date on which the Company delivers the forced exercise notice.
(f)Warrants:
In April 2022, Fairfax exercised warrants to purchase 25,000,000 common shares of Atlas. The warrants, which were originally issued on July 16, 2018, had an exercise price of $8.05 per common share for an aggregate exercise price of $201,250,000.
In January 2023, Fairfax exercised remaining warrants to purchase 6,000,000 common shares of Atlas. The gross aggregate proceeds for the 6,000,000 warrants was $78,710,000.